Stock Compensation Plans (Stock Compensation Plans) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock based Compensation Plans
Stock-based compensation plans expense		$ 95	$ 53	$ 94
Income tax benefit		(33)	(19)	(33)
Total stock-based compensation plans expense, after-tax		62	34	61
Stock Compensation Plans (Textual) [Abstract]
Total compensation cost related to non-vested awards not yet recognized	$ 78	$ 78
Weighted average period of compensation cost recognized (in years)	1 year 292 days